SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS (Details) ¥ in Thousands	Mar. 31, 2026 JPY (¥)
Tax Credit Carryforward [Line Items]
Total	¥ 620,486
After Two Years Through Three Years [Member]
Tax Credit Carryforward [Line Items]
Total	14,116
After Three Years Through Four Years [Member]
Tax Credit Carryforward [Line Items]
Total	30,897
After Four Years Through Five Years [Member]
Tax Credit Carryforward [Line Items]
Total	229,200
After Five Years Through Six Years [Member]
Tax Credit Carryforward [Line Items]
Total	125,921
After Six Years Through Seven Years [Member]
Tax Credit Carryforward [Line Items]
Total	83,805
After Seven Years Through Eight Years [Member]
Tax Credit Carryforward [Line Items]
Total	26,896
After Eight Years Through Nine Years [Member]
Tax Credit Carryforward [Line Items]
Total	¥ 109,651